Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Mar. 01, 2013
(Columbia California Tax-Exempt Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 551
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	934
Expense Example, with Redemption, 10 Years	1,509
(Columbia California Tax-Exempt Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	1,081
Expense Example, with Redemption, 10 Years	1,734
(Columbia California Tax-Exempt Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,934
(Columbia California Tax-Exempt Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	788
(Columbia California Tax-Exempt Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	788
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	405
Expense Example, with Redemption, 3 Years	613
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,483
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	459
Expense Example, with Redemption, 3 Years	730
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	1,838
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	2,037
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	902
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	544
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	1,503
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	902
(Columbia Connecticut Tax-Exempt Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	553
Expense Example, with Redemption, 3 Years	763
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,645
(Columbia Connecticut Tax-Exempt Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	1,868
(Columbia Connecticut Tax-Exempt Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,066
(Columbia Connecticut Tax-Exempt Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	934
(Columbia Intermediate Municipal Bond Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	398
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,341
(Columbia Intermediate Municipal Bond Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	442
Expense Example, with Redemption, 3 Years	665
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,616
(Columbia Intermediate Municipal Bond Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,791
(Columbia Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	811
(Columbia Intermediate Municipal Bond Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	646
(Columbia Intermediate Municipal Bond Fund) | Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	542
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,418
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	811
(Columbia International Bond Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	581
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,238
Expense Example, with Redemption, 10 Years	2,196
(Columbia International Bond Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	674
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	2,600
(Columbia International Bond Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,340
(Columbia International Bond Fund) | Class W Shares
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,806
(Columbia International Bond Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	1,527
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	405
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,472
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	459
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,828
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	2,027
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	890
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	544
Expense Example, with Redemption, 3 Years	726
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	1,493
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	890
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	557
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,648
(Columbia Massachusetts Tax-Exempt Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	840
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	1,871
(Columbia Massachusetts Tax-Exempt Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	2,069
(Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	937
(Columbia New York Intermediate Municipal Bond Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	399
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,488
(Columbia New York Intermediate Municipal Bond Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	453
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,843
(Columbia New York Intermediate Municipal Bond Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	2,042
(Columbia New York Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	907
(Columbia New York Intermediate Municipal Bond Fund) | Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,508
(Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	907
(Columbia New York Tax-Exempt Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	551
Expense Example, with Redemption, 3 Years	747
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	1,571
(Columbia New York Tax-Exempt Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	819
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	1,795
(Columbia New York Tax-Exempt Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,994
(Columbia New York Tax-Exempt Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	855
(Columbia New York Tax-Exempt Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	773
(Columbia New York Tax-Exempt Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	855
(Columbia Strategic Income Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	575
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	1,675
(Columbia Strategic Income Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	1,897
(Columbia Strategic Income Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,095
(Columbia Strategic Income Fund) | Class K Shares
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
(Columbia Strategic Income Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
(Columbia Strategic Income Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
(Columbia Strategic Income Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
(Columbia Strategic Income Fund) | Class W Shares
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
(Columbia Strategic Income Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
(Columbia Emerging Markets Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	2,124
(Columbia Global Dividend Opportunity Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
(Columbia Greater China Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
(Columbia High Yield Municipal Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	959
(Columbia Oregon Intermediate Municipal Bond Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	769
(Columbia Pacific/Asia Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,609
(Columbia Tax-Exempt Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	$ 726